Nuveen High Income Bond Fund

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 83.6%

	CORPORATE BONDS – 78.4%

	Aerospace & Defense – 1.0%

$100	Arconic Corp, 144A	6.125%	2/15/28	Ba3	$102,250

1,850	Bombardier Inc, 144A	7.875%	4/15/27	B	1,276,500
1,950	Total Aerospace & Defense				1,378,750

	Auto Components – 3.2%

1,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	684,850

175	Dana Inc	5.375%	11/15/27	BB+	141,750

750	Dealer Tire LLC / DT Issuer LLC, 144A	8.000%	2/01/28	Caa1	600,000

1,475	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,150,500

1,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	BB+	765,000

1,500	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B3	1,308,600
5,900	Total Auto Components				4,650,700

	Building Products – 1.8%

300	Builders FirstSource Inc, 144A	5.000%	3/01/30	BB–	270,000

2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB–	1,890,000

425	Masonite International Corp, 144A	5.375%	2/01/28	BB+	417,690
2,725	Total Building Products				2,577,690

	Capital Markets – 1.4%

500	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	470,000

1,250	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	1,075,000

525	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	480,176
2,275	Total Capital Markets				2,025,176

	Chemicals – 5.3%

1,500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (3)	11.000%	4/15/25	B–	1,080,525

1,250	CF Industries Inc	5.375%	3/15/44	BB+	1,190,662

1,000	Chemours Co/The	5.375%	5/15/27	Ba3	764,850

1,500	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB+	1,316,250

1,250	OCI NV, 144A	6.625%	4/15/23	BB	1,137,500

525	OCI NV, 144A	5.250%	11/01/24	BB	451,500

1,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B+	842,500

500	Tronox Finance PLC, 144A	5.750%	10/01/25	B	446,250

325	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	295,750
8,850	Total Chemicals				7,525,787

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 4.5%

$1,000	ADT Security Corp/The, 144A	4.875%	7/15/32	BB–	$849,700

250	Cimpress PLC, 144A	7.000%	6/15/26	B2	220,000

135	GFL Environmental Inc, 144A	7.000%	6/01/26	B–	130,669

175	GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	170,625

315	GFL Environmental Inc, 144A	8.500%	5/01/27	B–	316,480

525	KAR Auction Services Inc, 144A	5.125%	6/01/25	B	501,375

775	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB–	765,537

1,750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	1,715,000

1,450	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	1,250,625

600	Stericycle Inc, 144A	5.375%	7/15/24	BB	594,000
6,975	Total Commercial Services & Supplies				6,514,011

	Communications Equipment – 2.4%

500	CommScope Inc, 144A	5.500%	6/15/24	B–	461,750

1,225	CommScope Inc, 144A	8.250%	3/01/27	B–	1,180,777

750	CommScope Technologies LLC, 144A	6.000%	6/15/25	B–	686,400

750	CommScope Technologies LLC, 144A	5.000%	3/15/27	B–	650,625

425	ViaSat Inc, 144A	5.625%	4/15/27	BB+	419,688
3,650	Total Communications Equipment				3,399,240

	Construction & Engineering – 0.2%

350	AECOM	5.125%	3/15/27	BB–	315,000

	Construction Materials – 0.8%

1,300	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	1,150,500

	Consumer Finance – 4.5%

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	705,000

1,000	Enova International Inc, 144A	8.500%	9/15/25	B2	860,000

1,500	Refinitiv US Holdings Inc, 144A	6.250%	5/15/26	BB+	1,548,750

1,500	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	1,582,500

1,325	Springleaf Finance Corp	6.125%	3/15/24	BB–	1,308,583

425	Springleaf Finance Corp	5.375%	11/15/29	BB–	389,096
6,750	Total Consumer Finance				6,393,929

	Containers & Packaging – 0.1%

125	Berry Global Inc, 144A	5.625%	7/15/27	BB	129,140

	Diversified Consumer Services – 0.6%

750	frontdoor Inc, 144A	6.750%	8/15/26	B	718,125

200	QVC Inc	4.750%	2/15/27	BBB–	177,043
950	Total Diversified Consumer Services				895,168

	Diversified Financial Services – 3.8%

1,200	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	835,440

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.375%	12/15/25	BB+	$945,000

1,125	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	5/15/26	BB+	1,063,125

450	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.250%	6/03/26	Ba2	416,250

1,400	Lions Gate Capital Holdings LLC, 144A	6.375%	2/01/24	B2	1,232,000

1,000	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	977,800
6,175	Total Diversified Financial Services				5,469,615

	Diversified Telecommunication Services – 1.9%

1,000	Embarq Corp	7.995%	6/01/36	BB	990,000

825	Front Range BidCo Inc, 144A	4.000%	3/01/27	B1	789,422

250	Sprint Capital Corp	8.750%	3/15/32	B+	330,625

600	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	557,895
2,675	Total Diversified Telecommunication Services				2,667,942

	Electric Utilities – 1.0%

2,100	Talen Energy Supply LLC	6.500%	6/01/25	B	1,359,330

	Electronic Equipment, Instruments & Components – 0.2%

375	MTS Systems Corp, 144A	5.750%	8/15/27	B+	347,813

	Energy Equipment & Services – 1.1%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	781,110

800	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	552,000

675	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB–	248,063

2,704	Metro Exploration Holding Corp	0.000%	2/15/27	N/R	270

447	Metro Exploration Holding Corp, (4)	0.000%	2/15/27	N/R	5

38	Sanjel Corporation, 144A, (4), (5)	7.500%	6/19/19	N/R	—
5,764	Total Energy Equipment & Services				1,581,448

	Entertainment – 0.1%

200	Banijay Entertainment SASU, 144A	5.375%	3/01/25	B1	183,000

	Equity Real Estate Investment Trust – 1.0%

1,000	Iron Mountain Inc, 144A	4.875%	9/15/27	BB–	970,000

600	iStar Inc	4.750%	10/01/24	BB	504,000
1,600	Total Equity Real Estate Investment Trust				1,474,000

	Food & Staples Retailing – 0.5%

225	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	5.875%	2/15/28	BB–	229,005

525	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	4.875%	2/15/30	BB–	519,750
750	Total Food & Staples Retailing				748,755

	Health Care Providers & Services – 5.1%

400	Centene Corp, 144A	4.625%	12/15/29	BBB–	402,000

1,500	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	1,425,000

765	CHS/Community Health Systems Inc, 144A, (3)	8.000%	12/15/27	B	703,800

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$1,000	DaVita Inc	5.000%	5/01/25	Ba3	$998,690

225	MEDNAX Inc, 144A	6.250%	1/15/27	Ba2	180,563

1,150	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,089,222

1,750	Tenet Healthcare Corp	6.750%	6/15/23	B–	1,614,375

1,000	Tenet Healthcare Corp, (3)	7.000%	8/01/25	CCC+	865,000
7,790	Total Health Care Providers & Services				7,278,650

	Health Care Technology – 0.2%

1,000	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC-	262,500

	Hotels, Restaurants & Leisure – 0.3%

275	Scientific Games International Inc, 144A	7.000%	5/15/28	B–	169,125

250	Scientific Games International Inc, 144A	7.250%	11/15/29	B–	154,725

100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	105,000
625	Total Hotels, Restaurants & Leisure				428,850

	Household Durables – 1.3%

1,100	KB Home	6.875%	6/15/27	BB	1,100,000

200	M/I Homes Inc, 144A	4.950%	2/01/28	BB–	169,750

675	Mattamy Group Corp, 144A	5.250%	12/15/27	BB	627,750
1,975	Total Household Durables				1,897,500

	Independent Power & Renewable Electricity Producers – 1.0%

1,250	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,187,500

250	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	261,950
1,500	Total Independent Power & Renewable Electricity Producers				1,449,450

	Industrial Conglomerates – 1.1%

1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.750%	9/15/24	BB+	917,500

550	Stena International SA, 144A	6.125%	2/01/25	BB–	462,000

250	United Rentals North America Inc	6.500%	12/15/26	BB–	253,750
1,800	Total Industrial Conglomerates				1,633,250

	Insurance – 2.2%

825	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	767,250

1,750	Genworth Holdings Inc	4.800%	2/15/24	B	1,513,750

1,000	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	905,000
3,575	Total Insurance				3,186,000

	IT Services – 0.1%

150	Science Applications International Corp, 144A	4.875%	4/01/28	BB–	144,000

	Leisure Products – 0.5%

750	Mattel Inc, 144A	6.750%	12/31/25	B+	765,000

	Machinery – 1.2%

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	787,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery (continued)

$1,000	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	$880,000
2,000	Total Machinery				1,667,500

	Media – 9.6%

950	Altice Financing SA, 144A	5.000%	1/15/28	B	840,750

1,000	Altice France SA/France, 144A	7.375%	5/01/26	B	1,010,000

1,500	CSC Holdings LLC, 144A	7.500%	4/01/28	B	1,598,130

950	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,024,565

2,200	DISH DBS Corp	7.750%	7/01/26	B1	2,260,500

750	Gray Television Inc, 144A	5.125%	10/15/24	BB–	724,688

1,000	Gray Television Inc, 144A	5.875%	7/15/26	BB–	962,800

1,500	Meredith Corp	6.875%	2/01/26	B+	1,290,000

250	Scripps Escrow Inc, 144A	5.875%	7/15/27	B	220,000

580	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	587,076

925	TEGNA Inc, 144A	4.625%	3/15/28	BB–	812,844

1,860	Terrier Media Buyer Inc, 144A	8.875%	12/15/27	CCC+	1,562,400

925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	925,000
14,390	Total Media				13,818,753

	Metals & Mining – 2.7%

1,000	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	910,000

2,600	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B	2,163,694

500	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	401,250

400	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	376,920
4,500	Total Metals & Mining				3,851,864

	Oil, Gas & Consumable Fuels – 6.4%

950	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB–	608,000

1,350	California Resources Corp, 144A	8.000%	12/15/22	Caa2	20,250

600	Cheniere Energy Partners LP, 144A	4.500%	10/01/29	BB	534,000

1,400	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	769,594

1,000	Denbury Resources Inc, 144A	7.750%	2/15/24	B	150,200

500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	252,350

575	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	560,625

200	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	150,000

500	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	220,000

500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B+	162,500

990	Murphy Oil Corp	5.875%	12/01/27	BB+	517,572

325	NuStar Logistics LP	6.000%	6/01/26	Ba2	240,500

2,000	Occidental Petroleum Corp	3.400%	4/15/26	A	965,553

750	Occidental Petroleum Corp	6.450%	9/15/36	BB+	360,004

500	Peabody Energy Corp, 144A	6.375%	3/31/25	BB–	260,000

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,100	SM Energy Co	6.125%	11/15/22	BB–	$465,441

500	SM Energy Co	5.625%	6/01/25	BB–	136,255

800	Southwestern Energy Co	7.500%	4/01/26	BB	524,000

1,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	832,500

425	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	362,312

1,525	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	945,500

350	WPX Energy Inc	4.500%	1/15/30	BBB–	190,050
17,840	Total Oil, Gas & Consumable Fuels				9,227,206

	Pharmaceuticals – 2.6%

200	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	209,000

79	Bausch Health Cos Inc, 144A	5.875%	5/15/23	B	78,210

200	Bausch Health Cos Inc, 144A	5.750%	8/15/27	BB	205,920

450	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	466,650

350	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	331,345

450	Bausch Health Cos Inc, 144A	5.250%	1/30/30	B	420,750

1,575	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB–	1,581,142

500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	497,500
3,804	Total Pharmaceuticals				3,790,517

	Professional Services – 0.3%

400	ASGN Inc, 144A	4.625%	5/15/28	BB–	375,000

	Software – 0.9%

425	Camelot Finance SA, 144A	4.500%	11/01/26	B	412,250

850	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	876,563
1,275	Total Software				1,288,813

	Specialty Retail – 4.1%

550	Lithia Motors Inc, 144A	4.625%	12/15/27	BB	495,055

1,000	PetSmart Inc, 144A	5.875%	6/01/25	B	985,000

2,000	PetSmart Inc, 144A, (3)	8.875%	6/01/25	CCC+	1,810,000

1,000	Staples Inc, 144A	7.500%	4/15/26	B+	875,006

2,225	Staples Inc, 144A	10.750%	4/15/27	B–	1,707,242
6,775	Total Specialty Retail				5,872,303

	Trading Companies & Distributors – 2.4%

1,500	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B–	1,353,750

225	Beacon Roofing Supply Inc, 144A	4.500%	11/15/26	BB	207,630

2,000	H&E Equipment Services Inc	5.625%	9/01/25	BB–	1,855,000
3,725	Total Trading Companies & Distributors				3,416,380

	Wireless Telecommunication Services – 1.0%

1,400	Level 3 Financing Inc	5.250%	3/15/26	BB	1,399,125
$136,713	Total Corporate Bonds (cost $131,489,961)				112,539,655

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.9%

	Commercial Services & Supplies – 1.3%

$2,000	Dun & Bradstreet Corp., Initial Term Loan	4.959%	1-Month LIBOR	4.000%	2/08/26	BB	$1,817,500

	Oil, Gas & Consumable Fuels – 0.4%

600	Buckeye Partners, LP Term Loan B	4.265%	1-Month LIBOR	2.750%	11/01/26	BBB–	555,300

	Professional Services – 0.2%

300	Da Vinci Purchaser Corp, Term Loan B	5.872%	1-Month LIBOR	4.000%	11/26/26	B	287,250
$2,900	Total Variable Rate Senior Loan Interests (cost $2,858,724)						2,660,050

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.6% (8)

	Banks – 1.1%

$1,000	Royal Bank of Scotland Group PLC			7.500%	N/A (9)	BB+	916,880

885	Societe Generale SA, 144A			6.750%	N/A (9)	BB+	737,869
1,885	Total Banks						1,654,749

	Capital Markets – 0.5%

750	Credit Suisse Group AG, 144A			7.500%	N/A (9)	BB+	691,200
$2,635	Total Contingent Capital Securities (cost $2,546,943)						2,345,949

Shares	Description (1)			Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.9%

	Food Products – 0.6%

34,685	CHS Inc			6.750%		N/R	772,435

	Oil, Gas & Consumable Fuels – 0.3%

40,162	NuStar Energy LP			8.500%		B1	437,364
	Total $25 Par (or similar) Retail Preferred (cost $1,674,409)						1,209,799

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.5%

	Nigeria – 0.5%

$1,000	Nigeria Government International Bond, 144A			7.625%	11/21/25	B+	770,738
$1,000	Total Sovereign Debt (cost $1,000,000)						770,738

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3%

	Commercial Services & Supplies – 0.3%

$550	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	$455,812
$550	Total $1,000 Par (or similar) Institutional Preferred (cost $557,251)				455,812

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Energy Equipment & Services – 0.0%

6	Golden Close Maritime Corp Ltd, (4)				—

	Metals & Mining – 0.0%

499,059	Northland Resources SE, (4), (10)				48

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises Inc, (4), (10)				89
	Total Common Stocks (cost $5,030)				137
	Total Long-Term Investments (cost $140,132,318)				119,982,140

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.5%

	MONEY MARKET FUNDS – 3.5%

4,997,830	First American Government Obligations Fund, Class X, (11)	0.431% (12)			4,997,830
	Total Investments Purchased with Collateral from Securities Lending (cost $4,997,830)				4,997,830

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 16.0%

	MONEY MARKET FUNDS – 16.0%

22,997,268	First American Treasury Obligations Fund, Class Z	0.284% (12)			22,997,268
	Total Short-Term Investments (cost $22,997,268)				22,997,268
	Total Investments (cost $168,127,416) – 103.1%				147,977,238
	Other Assets Less Liabilities – (3.1)%				(4,506,975)
	Net Assets – 100%				$143,470,263

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$112,539,650	$5	$112,539,655
Variable Rate Senior Loans Interests	—	2,660,050	—	2,660,050
Contingent Capital Securities	—	2,345,949	—	2,345,949
$25 Par (or similar) Retail Preferred	1,209,799	—	—	1,209,799
Sovereign Debt	—	770,738	—	770,738
$1,000 Par (or similar) Institutional Preferred	—	455,812	—	455,812
Common Stocks	—	—	137	137
Investments Purchased with Collateral from Securities Lending	4,997,830	—	—	4,997,830
Short-Term Investments:
Money Market Funds	22,997,268	—	—	22,997,268
Total	$29,204,897	$118,772,199	$142	$147,977,238

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $4,917,352.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Banking Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen Strategic Income Fund

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	CORPORATE BONDS – 37.9%

	Aerospace & Defense – 0.3%

$930	Bombardier Inc, 144A	7.500%	3/15/25	B	$644,025

900	TransDigm Inc, 144A	5.500%	11/15/27	B–	807,750
1,830	Total Aerospace & Defense				1,451,775

	Airlines – 0.3%

702	American Airlines 2013-2 Class B Pass Through Trust, 144A	5.600%	7/15/20	BB+	696,144

833	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	AA–	790,365

600	Latam Finance Ltd, 144A	7.000%	3/01/26	B+	273,312
2,135	Total Airlines				1,759,821

	Auto Components – 0.3%

600	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	410,910

175	Dana Inc	5.375%	11/15/27	BB+	141,750

1,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B3	872,400
1,775	Total Auto Components				1,425,060

	Automobiles – 0.3%

2,065	General Motors Co	4.000%	4/01/25	BBB	1,741,807

	Banks – 6.9%

2,435	Banco Santander SA	3.800%	2/23/28	A	2,389,506

425	Bancolombia SA	3.000%	1/29/25	Baa2	380,804

1,060	Bank of America Corp	3.559%	4/23/27	A+	1,109,449

1,105	Bank of America Corp	3.248%	10/21/27	A+	1,154,055

3,662	Bank of America Corp	3.419%	12/20/28	A+	3,781,098

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27	Baa1	796,552

2,865	Barclays PLC	3.650%	3/16/25	A	2,801,944

2,010	BNP Paribas SA, 144A	4.375%	5/12/26	A	2,057,486

1,000	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.561%	6/07/23	N/R	966,500

1,575	Citigroup Inc	4.300%	11/20/26	A–	1,665,389

1,895	Citigroup Inc	4.450%	9/29/27	A–	1,987,015

2,080	Citigroup Inc	2.666%	1/29/31	A	2,018,214

3,360	Goldman Sachs Group Inc/The	4.000%	3/03/24	A	3,523,563

675	Grupo Aval Ltd, 144A	4.375%	2/04/30	BBB	541,687

815	HSBC Holdings PLC	4.375%	11/23/26	A	865,370

2,100	ING Groep NV	3.950%	3/29/27	A+	2,099,612

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,100	JPMorgan Chase & Co	3.875%	9/10/24	A+	$1,161,535

4,410	JPMorgan Chase & Co	3.702%	5/06/30	AA–	4,736,468

2,810	Wells Fargo & Co	2.879%	10/30/30	A+	2,786,478

1,500	Zions Bancorp NA	3.250%	10/29/29	BBB	1,272,576
37,732	Total Banks				38,095,301

	Biotechnology – 0.4%

2,000	AbbVie Inc, 144A	4.250%	11/21/49	A–	2,157,338

	Building Products – 0.2%

930	American Woodmark Corp, 144A	4.875%	3/15/26	BB	867,225

	Capital Markets – 2.3%

1,125	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	1,057,500

1,375	Goldman Sachs Group Inc/The	5.250%	7/27/21	A	1,429,398

900	Goldman Sachs Group Inc/The	5.750%	1/24/22	A	954,918

2,295	Goldman Sachs Group Inc/The	4.250%	10/21/25	A–	2,412,778

1,930	Morgan Stanley	4.000%	7/23/25	A	2,065,567

4,635	Morgan Stanley	3.950%	4/23/27	A–	4,828,988
12,260	Total Capital Markets				12,749,149

	Chemicals – 1.2%

3,000	Agrium Inc	3.375%	3/15/25	BBB	2,897,529

1,465	DuPont de Nemours Inc	4.493%	11/15/25	BBB+	1,575,550

1,500	NOVA Chemicals Corp, 144A	5.250%	8/01/23	BB+	1,302,270

1,350	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB+	1,134,000
7,315	Total Chemicals				6,909,349

	Commercial Services & Supplies – 0.4%

1,575	ADT Security Corp/The, 144A	4.875%	7/15/32	BB–	1,338,277

135	GFL Environmental Inc, 144A	7.000%	6/01/26	B–	130,669

100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	97,500

165	GFL Environmental Inc, 144A	8.500%	5/01/27	B–	165,776

375	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	323,437
2,350	Total Commercial Services & Supplies				2,055,659

	Communications Equipment – 0.3%

1,950	CommScope Inc, 144A	8.250%	3/01/27	B–	1,879,605

	Construction & Engineering – 0.1%

1,000	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B+	820,200

	Construction Materials – 0.2%

825	Cemex SAB de CV, 144A	5.450%	11/19/29	BB	669,488

750	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	663,750
1,575	Total Construction Materials				1,333,238

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 1.5%

$1,780	Capital One Financial Corp	3.750%	3/09/27	A–	$1,742,458

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	705,000

3,310	Discover Bank	4.250%	3/13/26	BBB+	3,316,456

1,500	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	1,582,500

425	Springleaf Finance Corp	5.375%	11/15/29	BB–	389,096

635	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B–	477,837
8,650	Total Consumer Finance				8,213,347

	Consumer Staples – 0.2%

1,130	Altria Group Inc	3.875%	9/16/46	BBB	1,021,376

	Diversified Consumer Services – 0.3%

1,500	frontdoor Inc, 144A	6.750%	8/15/26	B	1,436,250

	Diversified Financial Services – 0.8%

1,555	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	1,679,976

425	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	295,885

375	Indian Railway Finance Corp Ltd, 144A	3.249%	2/13/30	Baa2	331,251

2,000	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	1,955,600
4,355	Total Diversified Financial Services				4,262,712

	Diversified Telecommunication Services – 2.0%

4,665	AT&T Inc	4.350%	3/01/29	A–	5,015,940

625	AT&T Inc	4.350%	6/15/45	A–	660,854

500	Front Range BidCo Inc, 144A	4.000%	3/01/27	B1	478,438

2,650	Telefonica Emisiones SA	4.103%	3/08/27	BBB	2,748,365

2,200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,045,614
10,640	Total Diversified Telecommunication Services				10,949,211

	Electric Utilities – 1.1%

1,025	Berkshire Hathaway Energy Co	3.700%	7/15/30	A–	1,100,052

600	Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	BBB	511,500

430	NSTAR Electric Co	3.950%	4/01/30	A1	481,301

1,000	Perusahaan Listrik Negara PT, 144A	6.150%	5/21/48	Baa2	1,080,000

1,000	Talen Energy Supply LLC	6.500%	6/01/25	B	647,300

250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	257,500

1,725	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,778,906
6,030	Total Electric Utilities				5,856,559

	Energy Equipment & Services – 0.3%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	781,110

550	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	379,500

1,625	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB–	597,188
3,275	Total Energy Equipment & Services				1,757,798

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust – 1.7%

$2,070	American Tower Corp	5.000%	2/15/24	BBB	$2,191,267

1,130	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	994,411

1,075	Essex Portfolio LP	2.650%	3/15/32	BBB+	955,117

595	Healthcare Realty Trust Inc	2.400%	3/15/30	BBB+	528,268

1,335	Regency Centers LP	2.950%	9/15/29	BBB+	1,258,570

2,400	SBA Tower Trust, 144A	2.836%	1/15/25	A2	2,318,160

1,000	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	947,500
9,605	Total Equity Real Estate Investment Trust				9,193,293

	Food & Staples Retailing – 0.4%

1,990	CVS Health Corp	4.300%	3/25/28	BBB	2,113,387

	Food Products – 0.4%

1,050	BRF SA, 144A	4.875%	1/24/30	Ba2	882,000

1,350	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB–	1,215,000
2,400	Total Food Products				2,097,000

	Gas Utilities – 0.2%

1,250	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB–	1,175,000

	Health Care Providers & Services – 0.7%

1,515	Centene Corp, 144A	5.375%	6/01/26	BBB–	1,560,617

350	Centene Corp, 144A	4.625%	12/15/29	BBB–	351,750

715	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	678,803

275	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	B	254,375

100	HCA Inc	5.625%	9/01/28	Ba2	104,670

1,000	HCA Inc	3.500%	9/01/30	Ba2	907,881
3,955	Total Health Care Providers & Services				3,858,096

	Hotels, Restaurants & Leisure – 0.0%

225	Melco Resorts Finance Ltd, 144A	5.375%	12/04/29	BB	193,571

100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	105,000
325	Total Hotels, Restaurants & Leisure				298,571

	Household Durables – 0.1%

760	Harman International Industries Inc	4.150%	5/15/25	A	787,722

	Independent Power & Renewable Electricity Producers – 0.3%

600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	510,000

1,000	Calpine Corp, 144A	5.250%	6/01/26	BB+	950,000

174	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	161,385

42	NRG Energy Inc	6.625%	1/15/27	BB	43,680
1,816	Total Independent Power & Renewable Electricity Producers				1,665,065

	Industrial Conglomerates – 0.2%

500	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB+	461,875

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates (continued)

$750	United Rentals North America Inc	6.500%	12/15/26	BB–	$761,250
1,250	Total Industrial Conglomerates				1,223,125

	Insurance – 1.5%

1,230	Genworth Holdings Inc, (4)	4.800%	2/15/24	B	1,063,950

1,940	Liberty Mutual Group Inc, 144A	4.569%	2/01/29	BBB	2,145,767

750	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	733,350

1,805	Willis North America Inc	3.600%	5/15/24	BBB	1,862,941

2,225	XLIT Ltd	4.450%	3/31/25	BBB+	2,298,238
7,950	Total Insurance				8,104,246

	Interactive Media & Services – 0.1%

725	Prosus NV, 144A	3.680%	1/21/30	BBB–	656,152

	IT Services – 0.3%

1,680	Fidelity National Information Services Inc	3.750%	5/21/29	BBB	1,828,450

	Leisure Products – 0.1%

750	Mattel Inc, 144A	6.750%	12/31/25	B+	765,000

	Life Sciences Tools & Services – 0.1%

460	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	492,893

	Machinery – 0.4%

700	Cloud Crane LLC, 144A	10.125%	8/01/24	B	551,250

1,405	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	BBB	1,420,516
2,105	Total Machinery				1,971,766

	Media – 2.0%

375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	367,500

2,650	Comcast Corp	2.650%	2/01/30	A–	2,729,455

1,790	Comcast Corp	3.969%	11/01/47	A–	2,068,811

1,200	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,294,188

1,500	DISH DBS Corp	7.750%	7/01/26	B1	1,541,250

600	Entercom Media Corp, 144A	6.500%	5/01/27	B	520,500

450	Globo Comunicacao e Participacoes SA, 144A	4.875%	1/22/30	BB+	384,525

500	Grupo Televisa SAB	5.250%	5/24/49	BBB+	514,627

500	Lamar Media Corp, 144A	3.750%	2/15/28	BB	468,690

1,000	Meredith Corp	6.875%	2/01/26	B+	860,000

625	TEGNA Inc, 144A	4.625%	3/15/28	BB–	549,219
11,190	Total Media				11,298,765

	Metals & Mining – 0.6%

1,400	Anglo American Capital PLC, 144A	5.375%	4/01/25	BBB	1,414,946

1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,037,500

700	Tronox Inc, 144A	6.500%	4/15/26	B	630,000
3,350	Total Metals & Mining				3,082,446

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.4%

$2,000	Oglethorpe Power Corp	0.042%	12/01/42	BBB+	$1,999,167

	Oil, Gas & Consumable Fuels – 4.2%

1,100	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	759,000

1,875	Cosan Ltd, 144A	5.500%	9/20/29	BB	1,523,437

1,000	Denbury Resources Inc, 144A	9.000%	5/15/21	B	292,500

600	Denbury Resources Inc, 144A	7.750%	2/15/24	B	90,120

725	Diamondback Energy Inc	3.250%	12/01/26	BBB	511,646

1,250	Ecopetrol SA	5.875%	5/28/45	BBB	1,107,512

1,420	Energy Transfer Operating LP	5.000%	5/15/50	BBB–	1,096,130

250	EnLink Midstream LLC	5.375%	6/01/29	BB+	130,000

400	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	390,000

1,000	Geopark Ltd, 144A	5.500%	1/17/27	B+	475,000

1,125	KazMunayGas National Co JSC, 144A	5.375%	4/24/30	Baa3	1,102,500

750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	472,934

2,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B+	650,000

3,795	MPLX LP	4.875%	6/01/25	BBB	3,125,226

1,200	Murphy Oil Corp	5.875%	12/01/27	BB+	627,360

2,000	Occidental Petroleum Corp	4.300%	8/15/39	BB+	850,395

1,340	ONEOK Inc	3.400%	9/01/29	BBB	1,001,326

1,000	Peabody Energy Corp, 144A	6.375%	3/31/25	BB–	520,000

625	Pertamina Persero PT, 144A	4.700%	7/30/49	Baa2	580,776

593	Petrobras Global Finance BV, 144A	5.093%	1/15/30	Ba2	541,113

2,200	Petroleos Mexicanos	6.500%	3/13/27	BBB	1,628,220

1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	1,281,043

1,275	Suncor Energy Inc	6.800%	5/15/38	BBB+	1,347,901

525	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	506,977

500	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	430,000

670	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.250%	11/15/23	BB	576,669

150	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	127,875

1,000	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	247,500

975	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	604,500

1,515	WPX Energy Inc	5.750%	6/01/26	BBB–	863,550

100	WPX Energy Inc	4.500%	1/15/30	BBB–	54,300
34,303	Total Oil, Gas & Consumable Fuels				23,515,510

	Paper & Forest Products – 0.3%

500	Inversiones CMPC SA, 144A	4.375%	4/04/27	BBB	466,255

1,500	Suzano Austria GmbH	5.000%	1/15/30	BBB–	1,320,000
2,000	Total Paper & Forest Products				1,786,255

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.3%

$1,050	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	$1,097,250

350	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	331,345

200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB–	200,780
1,600	Total Pharmaceuticals				1,629,375

	Professional Services – 0.3%

250	ASGN Inc, 144A	4.625%	5/15/28	BB–	234,375

1,635	Verisk Analytics Inc	4.125%	3/15/29	BBB+	1,725,936
1,885	Total Professional Services				1,960,311

	Real Estate Management & Development – 0.3%

575	Country Garden Holdings Co Ltd	4.750%	9/28/23	BBB–	552,062

1,500	Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	1,121,250
2,075	Total Real Estate Management & Development				1,673,312

	Road & Rail – 0.8%

1,845	CSX Corp	3.800%	11/01/46	BBB+	1,854,279

1,500	Union Pacific Corp, 144A	3.839%	3/20/60	A–	1,605,233

1,000	United Rentals North America Inc	4.875%	1/15/28	BB–	970,000
4,345	Total Road & Rail				4,429,512

	Semiconductors & Semiconductor Equipment – 0.3%

1,665	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB–	1,587,189

	Software – 0.2%

100	Camelot Finance SA, 144A	4.500%	11/01/26	B	97,000

925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	953,906
1,025	Total Software				1,050,906

	Specialty Retail – 1.0%

1,645	Autonation Inc.	3.800%	11/15/27	BBB–	1,459,163

450	Lithia Motors Inc, 144A	4.625%	12/15/27	BB	405,045

1,310	PetSmart Inc, 144A, (4)	8.875%	6/01/25	CCC+	1,185,550

1,250	PGT Innovations Inc, 144A	6.750%	8/01/26	B+	1,178,644

100	Staples Inc, 144A	7.500%	4/15/26	B+	87,501

1,550	Staples Inc, 144A	10.750%	4/15/27	B–	1,189,315
6,305	Total Specialty Retail				5,505,218

	Trading Companies & Distributors – 0.6%

515	Ashtead Capital Inc, 144A	4.125%	8/15/25	BBB–	472,512

600	Ashtead Capital Inc, 144A	5.250%	8/01/26	BBB–	571,500

325	Beacon Roofing Supply Inc, 144A	4.500%	11/15/26	BB	299,910

900	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	Ba3	833,013

1,000	H&E Equipment Services Inc	5.625%	9/01/25	BB–	927,500
3,340	Total Trading Companies & Distributors				3,104,435

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.7%

$900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	$776,250

1,000	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	1,012,915

1,040	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	904,800

1,350	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BB+	1,356,831
4,290	Total Wireless Telecommunication Services				4,050,796
$226,891	Total Corporate Bonds (cost $227,251,386)				209,645,743

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 35.2%

$1,923	Aaset 2019-1 Trust, 144A	3.844%	5/15/39	A	$1,449,039

979	AASET 2020-1 Trust, 144A	4.335%	1/16/40	BBB	648,166

1,471	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,467,351

103	American Express Credit Account Master Trust	3.180%	4/15/24	AAA	105,542

2,189	American Homes 4 Rent 2014-SFR2 Trust, 144A	3.786%	10/17/36	Aaa	2,200,165

265	AMSR 2019-SFR1 Trust, Series 2019-SFR1 D, 144A	3.247%	1/19/39	Baa2	211,476

2,132	Angel Oak Mortgage Trust I LLC 2018-1, 144A	4.100%	4/27/48	A	2,043,831

1,000	Apidos CLO XXIX, 144A, (3-Month LIBOR reference rate + 1.550% spread), (3)	3.344%	7/25/30	AA	893,108

1,350	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/07/49	BBB	1,227,825

2,100	Avis Budget Rental Car Funding AESOP LLC, 144A	4.150%	9/20/23	BBB	2,060,738

1,200	Banc of America Commercial Mortgage Trust 2015-UBS7	4.360%	9/15/48	A–	1,012,920

13,981	BANK 2019-BNK21	0.997%	10/17/52	AAA	869,470

19,573	BANK 2019-BNK22	0.604%	11/15/62	AAA	884,835

8,469	BANK 2019-BNK23	0.701%	12/15/52	AAA	447,167

1,000	BANK 2019-BNK24, 144A	2.500%	11/15/62	BBB	554,801

1,250	BANK 2019-BNK24	2.929%	11/15/62	AAA	1,290,307

18,194	BANK 2019-BNK24	0.768%	11/15/62	AAA	906,276

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	2,367,636

11,798	BBCMS Mortgage Trust 2020-C6	1.060%	2/15/53	AAA	895,705

221	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7	5.117%	2/11/41	Baa1	218,601

4,204	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 0.920% spread), (3)	1.625%	10/15/36	Aaa	3,998,554

955	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	1.955%	10/15/36	A3	866,907

955	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	2.505%	10/15/36	N/R	835,824

1,150	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	823,630

472	CHL Mortgage Pass-Through Trust 2005-27	5.500%	12/25/35	N/R	411,012

1,690	Citigroup Commercial Mortgage Trust 2015-GC29	4.176%	4/10/48	A–	1,430,969

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$2,750	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	AA–	$2,624,422

19,320	Citigroup Commercial Mortgage Trust 2019-GC43	0.630%	11/10/52	AAA	901,172

16,297	Citigroup Commercial Mortgage Trust 2020-GC46	0.989%	2/15/53	AAA	1,175,652

400	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	Aaa	423,515

1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	648,959

250	COMM MORTGAGE TRUST	4.561%	5/10/51	A–	226,552

2,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.110%	3/10/48	A–	2,546,522

3,260	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.484%	10/10/48	A–	2,772,365

500	Corevest American Finance 2020-1 Trust, 144A	1.832%	3/15/50	AAA	481,146

180	CPT Mortgage Trust 2019-CPT, 144A	2.997%	11/13/39	N/R	137,180

81	Credit Suisse First Boston Mortgage Securities Corp	5.750%	9/25/33	AAA	82,533

1,409	DB Master Finance LLC, 144A	3.787%	5/20/49	BBB	1,362,123

656	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	628,338

1,703	Diamond Resorts Owner Trust, 144A	2.890%	2/20/32	AAA	1,643,077

3,597	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	3,472,485

1,000	Ellington Financial Mortgage Trust 2019-1, 144A	3.587%	6/25/59	BBB	902,834

5,336	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	3.947%	7/25/24	Aaa	4,882,513

282	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 6.950% spread), (3)	7.897%	8/25/28	A3	281,668

441	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.900% spread), (3)	6.847%	10/25/28	BBB	429,601

350	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 4.250% spread), (3)	5.197%	4/25/29	Aaa	336,629

4,123	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	3.147%	1/25/30	AAA	3,999,798

54	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	3.497%	12/25/30	B+	44,115

7	Fannie Mae Interest Strip	5.000%	9/25/24	Aaa	101

149	Fannie Mae Mortgage Pool FN 745324	6.000%	3/01/34	Aaa	164,073

2,110	Fannie Mae Mortgage Pool FN BM5126, (WI/DD)	3.500%	1/01/48	N/R	2,271,220

1,243	Fannie Mae Mortgage Pool FN BM5839	3.500%	11/01/47	Aaa	1,338,350

832	Fannie Mae Mortgage Pool FN BM6038	4.000%	1/01/45	Aaa	913,276

863	Fannie Mae Mortgage Pool FN MA3332	3.500%	4/01/48	Aaa	911,460

1,724	Fannie Mae Mortgage Pool FN MA3333	4.000%	4/01/48	Aaa	1,848,486

4,406	Fannie Mae Mortgage Pool FNMA3416	4.500%	7/01/48	Aaa	4,745,076

1	Fannie Mae Pool	5.500%	7/01/24	N/R	991

30	Fannie Mae Pool	6.000%	4/01/32	Aaa	33,357

1	Fannie Mae Pool, (12-Month LIBOR reference rate + 1.875% spread), (3)	3.875%	12/01/36	N/R	859

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$221	Fannie Mae Pool	6.500%	8/01/37	Aaa	$253,405

32	Fannie Mae Pool	6.000%	9/01/37	Aaa	36,913

19	Fannie Mae Pool, (12-Month LIBOR reference rate + 1.500% spread), (3)	3.750%	9/01/37	N/R	19,014

318	Fannie Mae Pool	5.500%	3/01/39	Aaa	358,722

56	Fannie Mae Pool	6.000%	9/01/39	Aaa	64,148

1,415	Fannie Mae Pool	4.000%	9/01/42	Aaa	1,551,714

53	Fannie Mae Pool	5.000%	11/01/44	Aaa	59,088

3,818	Fannie Mae Pool	3.500%	7/01/46	N/R	4,095,683

5,344	Fannie Mae Pool	3.000%	11/01/46	Aaa	5,637,806

1,082	Fannie Mae Pool	3.000%	11/01/47	Aaa	1,122,545

3,580	Fannie Mae Pool	4.000%	12/01/47	Aaa	3,896,273

334	Fannie Mae Pool	3.000%	8/01/49	Aaa	353,477

426	Fannie Mae REMIC, Series 2018-81	3.000%	11/25/48	Aaa	43,690

437	Fannie Mae REMICS, (1-Month LIBOR reference rate + 5.950% spread), (3)	5.003%	9/25/43	Aaa	91,709

1,773	Flagstar Mortgage Trust 2017-2, 144A	3.500%	10/25/47	Aaa	1,754,653

95	Flagstar Mortgage Trust 2017-2, 144A	4.113%	10/25/47	A3	86,026

929	Flagstar Mortgage Trust 2018-4, 144A	4.000%	7/25/48	Aaa	920,930

2,927	Focus Brands Funding LLC, Series 2017-1A, 144A	5.093%	4/30/47	BBB	2,414,024

548	Freddie Mac Gold Pool	4.000%	6/01/42	N/R	601,450

2,822	Freddie Mac Gold Pool G60138	3.500%	8/01/45	Aaa	3,038,408

3,142	Freddie Mac Gold Pool G60238	3.500%	10/01/45	Aaa	3,371,338

1,015	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 1.850% spread), (3)	2.797%	2/25/50	BB	644,730

925	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (3)	3.911%	3/25/50	Ba2	595,222

1,030	Freddie Mac STACR Trust 2019-HQA2, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3)	2.997%	4/25/49	B+	854,633

387	Freddie Mac Strips, (1-Month LIBOR reference rate + 5.920% spread), (3)	5.215%	3/15/44	N/R	75,567

2,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.250% spread), (3)	4.197%	7/25/29	Aaa	1,759,997

110	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	3.729%	2/25/48	Aaa	109,364

731	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.461%	11/25/48	Aaa	601,187

2,465	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,848,479

100	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	Aaa	105,887

1,500	GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	BBB–	1,427,248

615	GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	600,135

99	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aaa	99,657

258	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aa1	258,480

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$2,000	Hertz Vehicle Financing II LP, 144A	4.260%	5/25/25	BBB	$1,883,813

1,805	Hilton Grand Vacations Trust 2019-A, 144A	2.340%	7/25/33	AAA	1,529,406

1,354	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A–	1,099,343

2,372	Horizon Aircraft Finance II Ltd, 144A	3.721%	7/15/39	A	1,659,394

464	Horizon Aircraft Finance II Ltd, 144A	6.900%	7/15/39	BB	276,064

976	Horizon Aircraft Finance III Ltd, 144A	3.425%	11/15/39	A	683,142

982	Horizon Aircraft Finance III Ltd, Series 2019-2B, 144A	4.458%	11/15/39	BBB	601,996

1,700	Hudson Yards, 144A	2.943%	12/10/41	N/R	1,410,818

2,000	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.443%	7/10/39	BBB–	1,864,765

998	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CC	925,115

3,031	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	1.605%	6/17/37	Aaa	2,792,803

3,320	Invitation Homes 2018-SFR3 Trust, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	1.800%	7/17/37	Aaa	3,079,235

427	JPMorgan Alternative Loan Trust 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (3)	1.227%	4/25/47	AAA	372,196

335	JPMorgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	355,382

1,932	JPMorgan Mortgage Trust 2017-2, 144A	3.500%	5/25/47	Aaa	1,906,588

419	JPMorgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	AA+	407,436

135	JPMorgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AA+	131,277

556	JPMorgan Mortgage Trust 2018-5, 144A	3.500%	10/25/48	AAA	540,122

859	JPMorgan Mortgage Trust 2018-8, 144A	4.000%	1/25/49	Aaa	860,754

1,017	JPMorgan Mortgage Trust 2019-1, 144A	4.000%	5/25/49	AAA	1,029,677

337	JPMorgan Mortgage Trust 2019-2, 144A	4.000%	8/25/49	Aaa	333,617

64	JPMorgan Mortgage Trust 2019-3, 144A	4.751%	9/25/49	Aa1	60,628

249	JPMorgan Mortgage Trust 2020-1, 144A	3.895%	6/25/50	A3	197,826

175	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	Aaa	179,370

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,617,262

625	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BBB	405,100

375	LUNAR AIRCRAFT 2020-1 LTD, 144A	6.413%	2/15/45	BB	230,177

1,000	Magnetite XV Ltd, 144A, (3-Month LIBOR reference rate + 1.800% spread), (3)	3.594%	7/25/31	A2	850,057

1,668	Master Performing Loan Trust 2005-1, 144A	7.500%	8/25/34	D	1,202,871

293	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR reference rate + 0.825% spread), (3)	1.772%	8/25/34	BBB+	280,125

1,936	MVW Owner Trust, 144A	2.680%	10/20/38	BBB+	1,732,241

1,702	MVW Owner Trust 2019-1, 144A	3.330%	11/20/36	BBB	1,556,120

1,000	Myers Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	3.419%	10/20/30	AA	903,759

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$2,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	$1,657,908

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (3)	4.205%	7/15/36	N/R	1,482,806

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (3)	4.955%	7/15/36	N/R	1,238,026

1,000	Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.400% spread), (3)	3.231%	1/15/30	AA	911,944

2,000	Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.700% spread), (3)	3.531%	1/15/30	A	1,718,034

49	New Residential Mortgage Loan Trust 2017-1, 144A	4.000%	2/25/57	Aaa	50,379

2,091	New Residential Mortgage Loan Trust 2017-6, 144A	4.000%	8/27/57	Aaa	2,163,706

1,150	One Bryant Park Trust 2019-OBP, 144A	2.516%	9/15/54	Aaa	1,145,565

1,420	Pioneer Aircraft Finance Ltd, 144A	3.967%	6/15/44	A	992,617

2,068	Planet Fitness Master Issuer LLC, 144A	4.262%	9/05/48	BBB	1,949,416

60	RALI Trust, Series RALI 2005-QS12	5.500%	8/25/35	Caa2	53,328

328	Sequoia Mortgage Trust 2012-4	3.500%	9/25/42	Aaa	322,602

204	Sequoia Mortgage Trust 2018-7, 144A	4.000%	9/25/48	Aaa	205,411

159	Sequoia Mortgage Trust 2018-8, 144A	4.000%	11/25/48	Aaa	161,943

471	Sequoia Mortgage Trust 2018-CH4, 144A	4.500%	10/25/48	Aaa	466,322

65	Sequoia Mortgage Trust 2019-2, 144A	4.000%	6/25/49	AAA	64,241

850	Sequoia Mortgage Trust 2020-3, 144A	3.000%	4/25/50	AAA	856,451

1,820	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,685,070

1,492	Sesac Finance LLC, Series 2019-1, 144A	5.216%	7/25/49	N/R	1,401,920

2,364	Settlement Fee Finance 2019-1 LLC, 144A	3.840%	11/01/49	N/R	2,255,188

2,681	Shellpoint Co-Originator Trust 2017-2, 144A	3.500%	10/25/47	Aaa	2,681,073

500	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (3)	3.314%	12/28/22	N/R	499,050

868	Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	857,308

1,555	Sierra Timeshare 2019-3 Receivables Funding LLC, Series 201-3A, 144A	4.180%	8/20/36	BB	1,397,082

984	Sierra Timeshare Conduit Receivables Funding LLC, 144A	3.200%	3/20/34	BBB	969,111

342	S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	A	241,044

1,928	Sonic Capital LLC, Series 2020-1A, 144A, 144A	3.845%	1/20/50	BBB	1,846,069

3,000	STACR Trust 2018-DNA2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	3.097%	12/25/30	B+	2,437,959

1,098	STARR Trust, Series 2018-1, 144A	4.089%	5/15/43	A	831,705

1,393	START Ireland Trust 2019-I, 144A	5.095%	3/15/44	BBB	876,555

2,924	Starwood Waypoint Homes 2017-1 Trust, 144A, (1-Month LIBOR reference rate + 0.950% spread), (3)	1.655%	1/17/35	Aaa	2,679,134

741	Taco Bell Funding LLC, 144A	4.318%	11/25/48	BBB	722,117

1,799	Taco Bell Funding LLC, Series 2016-1A A2II, 144A	4.377%	5/25/46	BBB	1,737,973

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$2,000	Tesla Auto Lease Trust 2019-A, 144A			2.130%	4/20/22	Aaa	$2,002,975

1,440	Tesla Auto Lease Trust 2019-A, 144A			5.480%	5/22/23	Ba3	1,432,049

300	Tricon American Homes 2016-SFR1 Trust, 144A			4.878%	11/17/33	N/R	285,689

200	Tricon American Homes 2017-SFR1 Trust, 144A			4.011%	9/17/34	N/R	183,201

1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A			4.104%	3/10/46	A3	904,781

150	Vericrest Opportunity Loan Trust 2019-NPL7, 144A			3.967%	10/25/49	N/R	111,456

522	Verus Securitization Trust 2018-3, 144A			4.108%	10/25/58	AAA	512,189

2,000	Voya CLO 2018-2 Ltd, 144A, (3-Month LIBOR reference rate + 1.850% spread), (3)			3.681%	7/15/31	A	1,644,594

129	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust			4.254%	10/20/35	Aaa	115,731

98	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust			6.123%	8/25/38	Aaa	96,821

2,224	Wendy’s Funding LLC, Series 2018-1A, 144A			3.573%	3/15/48	BBB	2,029,540

350	WFRBS Commercial Mortgage Trust 2011-C3, 144A			5.335%	3/15/44	A1	355,596

2,630	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A			5.335%	3/15/44	A1	2,548,814
$311,978	Total Asset-Backed Securities (cost $210,819,868)						194,844,877

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.7%

	Aerospace & Defense – 0.4%

$2,475	Transdigm, Inc., Term Loan E	4.830%	1-Month LIBOR	2.500%	5/30/25	N/R	$2,280,947

	Auto Components – 0.1%

750	Johnson Controls Inc., Term Loan B	4.441%	1-Month LIBOR	3.500%	4/30/26	BB	690,000

	Building Products – 0.3%

2,000	Quikrete Holdings, Inc., Term Loan B	3.489%	1-Month LIBOR	2.750%	2/01/27	BB–	1,850,000

	Chemicals – 1.2%

2,481	Messer Industries GmbH, Term Loan	3.950%	3-Month LIBOR	2.500%	3/01/26	BB–	2,220,719

2,474	PolyOne Corp, Term Loan	3.945%	1-Month LIBOR	1.750%	1/30/26	BB+	2,179,633

2,047	PQ Corporation, Term Loan B	4.756%	3-Month LIBOR	2.500%	2/07/27	BB–	1,908,301

500	Tronox Finance LLC, (WI/DD)	TBD	TBD	TBD	TBD	BB–	445,000
7,502	Total Chemicals						6,753,653

	Commercial Services & Supplies – 1.4%

2,460	ADS Waste Holdings, Inc., Term Loan B	3.000%	1- Week LIBOR	2.250%	11/10/23	BB+	2,443,681

1,905	Filtration Group, Term Loan B	5.234%	1-Month LIBOR	3.000%	3/28/25	B	1,683,439

1,484	Granite Acquisition Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	12/17/21	B+	1,437,744

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$1,485	Packers Holdings LLC, 2017 Term Loan B	4.250%	1-Month LIBOR	3.250%	12/04/24	B+	$1,273,258

499	Prime Security Services Borrower LLC, Term Loan	4.944%	1-Month LIBOR	3.250%	9/23/26	BB–	453,115

498	Prometric Holdings Inc	4.710%	1-Month LIBOR	3.000%	1/29/25	B1	386,526
8,331	Total Commercial Services & Supplies						7,677,763

	Communications Equipment – 0.1%

750	Webcom Group Inc	5.513%	3-Month LIBOR	3.750%	10/10/25	B+	622,500

	Containers & Packaging – 0.1%

250	Pregis TopCo Corporation1st Lien, Term Loan	4.989%	1-Month LIBOR	4.000%	8/01/26	B	220,000

350	Reynolds Consumer Products LLC, Term Loan	3.577%	3-Month LIBOR	1.750%	2/04/27	BB+	332,325

199	Tank Holding Corp	6.241%	1-Month LIBOR	4.000%	3/26/26	B2	173,066
799	Total Containers & Packaging						725,391

	Diversified Telecommunication Services – 0.1%

350	Front Range BidCo Inc, Term Loan	3.989%	1-Month LIBOR	3.000%	3/09/27	B1	332,500

	Food & Staples Retailing – 0.0%

250	GOBP Holdings Inc, Term Loan	4.379%	3-Month LIBOR	2.750%	10/22/25	BB–	235,000

	Food Products – 0.4%

800	Froneri US Inc, Term Loan B2	3.239%	1-Month LIBOR	2.250%	1/31/27	B1	768,000

1,780	Hostess Brands LLC, Term Loan	4.595%	1-Month LIBOR	2.250%	8/03/22	N/R	1,686,395
2,580	Total Food Products						2,454,395

	Health Care Providers & Services – 1.4%

1,683	Kindred at Home Hospice, Term Loan B	6.000%	1-Month LIBOR	3.750%	7/02/25	N/R	1,590,395

1,755	Lifepoint Health, Inc., Term Loan	4.739%	1-Month LIBOR	4.500%	11/16/25	B+	1,638,411

3,222	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	3,103,604

1,482	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	1,415,746
8,142	Total Health Care Providers & Services						7,748,156

	Health Care Technology – 0.2%

1,275	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	1,217,625

	Hotels, Restaurants & Leisure – 0.1%

499	Scientific Games Corp., Initial Term Loan B5	4.246%	2-Month LIBOR	2.750%	8/14/24	B+	404,802

	Insurance – 0.2%

500	Hub International Holdings Inc., Term Loan B	5.692%	3-Month LIBOR	4.000%	4/25/25	B	476,250

500	USI Holdings Corporation, NewTerm Loan	3.989%	1-Month LIBOR	3.000%	5/16/24	B	461,250
1,000	Total Insurance						937,500

	IT Services – 0.3%

1,985	NeuStar Inc., Term Loan B	5.573%	1-Month LIBOR	4.500%	8/08/24	B+	1,604,128

	Machinery – 0.1%

500	Zodiac Pool Solutions LLC, (WI/DD)	TBD	TBD	TBD	TBD	N/R	455,000

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)		Ratings (2)	Value

	Media – 0.1%

$300	Banijay Group US Holding Inc, (WI/DD)	TBD	TBD	TBD	TBD		B1	$270,000

	Metals & Mining – 0.1%

500	Zekelman Industries Inc, Term Loan	3.853%	1-Month LIBOR	2.250%	1/24/27		BB	462,500

	Pharmaceuticals – 0.4%

1,489	Endo International PLC., Term Loan B	5.250%	1-Month LIBOR	4.250%	4/29/24		B+	1,347,155

869	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.612%	1-Month LIBOR	3.000%	6/02/25		BB	832,196
2,358	Total Pharmaceuticals							2,179,351

	Professional Services – 0.3%

1,700	Dun & Bradstreet Corp., Initial Term Loan	4.959%	1-Month LIBOR	5.000%	2/08/26		BB	1,544,875

	Real Estate Management & Development – 0.2%

1,000	Cushman & Wakefield PLC, Term Loan B	4.353%	1-Month LIBOR	2.750%	8/21/25		Ba3	887,500

	Road & Rail – 0.0%

250	PODS LLC, Term Loan B4	4.409%	1-Month LIBOR	2.750%	12/06/24		B+	223,750

	Semiconductors & Semiconductor Equipment – 0.2%

1,035	Ultra Clean Holdings Inc., Term Loan B	5.489%	1-Month LIBOR	4.500%	8/27/25		B+	892,722

	Software – 0.2%

325	Camelot Finance SA	4.239%	1-Month LIBOR	3.250%	10/31/26		B	310,375

994	Infor (US), Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	2/01/22		Ba3	963,697
1,319	Total Software							1,274,072

	Specialty Retail – 0.4%

495	Petsmart Inc., Term Loan B, First Lien	5.000%	1-Month LIBOR	3.000%	3/11/22		B	475,819

1,985	Staples Inc., Term Loan	7.197%	1-Month LIBOR	5.000%	4/12/26		B+	1,586,015
2,480	Total Specialty Retail							2,061,834

	Technology Hardware, Storage & Peripherals – 0.1%

500	Dell International LLC, Refinancing Term Loan B1	2.990%	1-Month LIBOR	2.000%	9/19/25		Baa3	480,470

	Textiles, Apparel & Luxury Goods – 0.2%

1,392	Samsonite IP Holdings Sarl, Term Loan B	3.984%	1-Month LIBOR	1.750%	4/25/25		BB+	1,183,016

	Trading Companies & Distributors – 0.1%

434	Univar, Inc., Term Loan B	3.700%	1-Month LIBOR	2.250%	7/01/24		BB+	416,606
$52,456	Total Variable Rate Senior Loan Interests (cost $51,850,094)							47,866,056

Principal Amount (000)	Description (1)			Coupon	Maturity		Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.5%

	Automobiles – 0.3%

$2,470	General Motors Financial Co Inc			5.750%	N/A	(7)	BB+	$1,562,275

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks – 4.3%

$1,195	Bank of America Corp	6.300%	N/A (7)	BBB–	$1,254,750

3,530	Bank of America Corp	6.100%	N/A (7)	BBB–	3,565,300

1,000	Citigroup Inc	4.700%	N/A (7)	BB+	865,000

3,000	Citigroup Inc	5.000%	N/A (7)	BB+	2,742,480

2,000	CoBank ACB	6.250%	N/A (7)	BBB+	1,960,000

1,500	JPMorgan Chase & Co	4.600%	N/A (7)	Baa2	1,312,800

3,855	JPMorgan Chase & Co	5.000%	N/A (7)	Baa2	3,614,063

2,797	KeyCorp	5.000%	N/A (7)	Baa3	2,433,390

1,000	M&T Bank Corp	5.125%	N/A (7)	Baa2	960,000

2,570	Truist Financial Corp	5.050%	N/A (7)	Baa2	2,287,300

3,000	Truist Financial Corp	4.800%	N/A (7)	Baa2	2,580,000

500	Wells Fargo & Co	5.875%	N/A (7)	Baa2	507,500
25,947	Total Banks				24,082,583

	Capital Markets – 0.7%

3,840	Goldman Sachs Group Inc, (4)	5.500%	N/A (7)	Ba1	3,690,662

	Diversified Financial Services – 0.3%

1,710	Voya Financial Inc	6.125%	N/A (7)	BBB–	1,547,550

	Food Products – 0.5%

2,780	Land O’ Lakes Inc, 144A	8.000%	N/A (7)	BB	2,502,000

	Wireless Telecommunication Services – 0.4%

1,000	Network i2i Ltd, 144A	5.650%	N/A (7)	BB	805,000

1,500	Vodafone Group PLC	7.000%	N/A (7)	BB+	1,603,746
2,500	Total Wireless Telecommunication Services				2,408,746
$39,247	Total $1,000 Par (or similar) Institutional Preferred (cost $39,312,383)				35,793,816

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 4.3% (8)

	Banks – 3.4%

$1,030	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (7)	Baa2	$1,011,975

1,400	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (7)	Ba2	1,085,000

1,180	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (7)	Ba2	899,986

675	Bancolombia SA	4.625%	12/18/29	BB+	590,625

2,000	Barclays PLC	7.750%	N/A (7)	BB+	1,754,000

2,500	BNP Paribas SA, 144A	6.625%	N/A (7)	BBB–	2,206,250

2,000	Credit Agricole SA, 144A	8.125%	N/A (7)	BBB	2,060,000

1,195	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	BB–	1,015,750

1,500	Lloyds Banking Group PLC	7.500%	N/A (7)	Baa3	1,288,050

2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (7)	BB+	1,800,000

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	Banks (continued)

$3,020	Societe Generale SA, 144A	6.750%	N/A	(7)	BB+	$2,517,925

1,880	Standard Chartered PLC, 144A	7.500%	N/A	(7)	Ba1	1,834,147

950	UniCredit SpA, Reg S	8.000%	N/A	(7)	BB–	813,093
21,330	Total Banks					18,876,801

	Capital Markets – 0.9%

2,000	Credit Suisse Group AG, 144A	7.500%	N/A	(7)	BB+	1,925,000

2,000	Credit Suisse Group AG, 144A	6.375%	N/A	(7)	BB+	1,755,400

1,000	UBS Group AG, 144A	7.000%	N/A	(7)	BBB	940,000
5,000	Total Capital Markets					4,620,400
$26,330	Total Contingent Capital Securities (cost $26,476,321)					23,497,201

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	SOVEREIGN DEBT – 2.6%

	Bermuda – 0.1%

$850	Bermuda Government International Bond, 144A	3.717%	1/25/27		A+	$809,625

	Colombia – 0.1%

850	Colombia Government International Bond	5.000%	6/15/45		Baa2	871,250

	Dominican Republic – 0.2%

1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26		BB–	995,000

	Egypt – 0.7%

3,175	Egypt Government International Bond, 144A	5.577%	2/21/23		B+	2,936,240

1,225	Egypt Government International Bond, 144A	7.053%	1/15/32		B+	989,849
4,400	Total Egypt					3,926,089

	Ghana – 0.3%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32		B	1,550,208

	Indonesia – 0.1%

850	Perusahaan Penerbit SBSN Indonesia III, 144A	4.400%	3/01/28		BBB	858,559

	Italy – 0.2%

900	Italy Buoni Poliennali Del Tesoro	0.350%	6/15/20		N/R	992,973

	Kazakhstan – 0.2%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44		BBB	955,699

	Kenya – 0.2%

1000	Kenya Government International Bond, 144A	7.000%	5/22/27		B+	920,000

	Mexico – 0.1%

850.00	Mexico Government International Bond	3.750%	1/11/28		A3	844,908

	Morocco – 0.2%

850	Morocco Government International Bond, 144A	5.500%	12/11/42		BBB–	900,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Qatar – 0.2%

$850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	$1,001,144
$15,450	Total Sovereign Debt (cost $15,787,969)				14,625,605

Principal Amount (000)	Description (1)		Optional Call Provisions (9)	Ratings (2)	Value

	MUNICIPAL BONDS – 2.0%

	Massachusetts – 0.5%

	Massachusetts Water Resources Authority, General Revenue Bonds, Green Series 2019F:
$1,300	2.453%, 8/01/31		8/29 at 100.00	AA+	$1,323,140
1,300	2.553%, 8/01/32		8/29 at 100.00	AA+	1,321,723
2,600	Total Massachusetts				2,644,863

	Michigan – 0.3%

1,500	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Distributable State Aid First Lien LTGO Local Project, Refunding Taxable Series 2016C-1, 2.244%, 11/01/22		No Opt. Call	Aa2	1,534,560

	New York – 0.3%

1,500	New York City, New York, General Obligation Bonds, Fiscal 2020 Taxable Series A-2, 2.280%, 8/01/25		No Opt. Call	Aa1	1,506,120

	Ohio – 0.4%

	Cleveland, Ohio, Airport System Revenue Bonds, Taxable Series 2019A:
1,000	2.492%, 1/01/25		No Opt. Call	A	1,018,170
1,500	2.832%, 1/01/30		No Opt. Call	A	1,516,755
2,500	Total Ohio				2,534,925

	Oregon – 0.2%

1,468	Oregon State Local Governments, Limited Tax Pension Obligation Bonds, Taxable Series 2005, 4.859%, 6/01/20 – AMBAC Insured		No Opt. Call	Aa3	1,476,793

	Texas – 0.3%

1,615	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Taxable Refunding Subordinate Lien Series 2020B Tela Supported, 3.236%, 10/01/52		4/30 at 100.00	Aa1	1,574,480
$11,183	Total Municipal Bonds (cost $11,179,948)				11,271,741

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Diversified Financial Services – 0.3%

20,600	AgriBank FCB, (10)	6.875%		BBB+	$1,990,475

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Insurance – 0.3%

70,000	Enstar Group Ltd	7.000%	BB+	$1,534,400
	Total $25 Par (or similar) Retail Preferred (cost $3,810,000)			3,524,875
	Total Long-Term Investments (cost $586,487,969)			541,069,914

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%

	MONEY MARKET FUNDS – 1.0%

5,424,945	First American Government Obligations Fund, Class X, (11)	0.431% (12)		$5,424,945
	Total Investments Purchased with Collateral from Securities Lending (cost $5,424,945)			5,424,945

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 0.9%

	MONEY MARKET FUNDS – 0.9%

5,109,703	First American Treasury Obligations Fund, Class Z	0.284% (12)		$5,109,703
	Total Short-Term Investments (cost $5,109,703)			5,109,703
	Total Investments (cost $597,022,617) – 99.2%			551,604,562
	Other Assets Less Liabilities – 0.3% (13)			1,778,534
	Net Assets – 100%			$553,383,096

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	987,403	Euro	900,000	Citigroup Global Markets	6/15/20	$(8,126)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

U.S. Treasury 5-Year Note	Short	(163)	6/20	$(19,885,254)	$(20,433,578)	$(548,324)	$7,641

U.S. Treasury 10-Year Note	Short	(46)	6/20	(6,106,421)	(6,379,625)	(273,204)	6,469

U.S. Treasury Long Bond	Long	82	6/20	13,653,154	14,683,125	1,029,971	(135,813)

U.S. Treasury Ultra 10-Year Note	Short	(134)	6/20	(19,740,584)	(20,908,188)	(1,167,603)	43,969

U.S. Treasury Ultra Bond	Long	122	6/20	25,343,476	27,068,750	1,725,274	(396,500)
Total				$(6,735,629)	$(5,969,516)	$766,114	$(474,234)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$209,645,743	$—	$209,645,743
Asset Backed Securities	—	194,844,877	—	194,844,877
Variable Rate Senior Loans Interests	—	47,866,056	—	47,866,056
$1,000 Par (or similar) Institutional Preferred	—	35,793,816	—	35,793,816
Contingent Capital Securities	—	23,497,201	—	23,497,201
Sovereign Debt	—	14,625,605	—	14,625,605
Municipal Bonds	—	11,271,741	—	11,271,741
$25 Par (or similar) Retail Preferred	1,534,400	1,990,475	—	3,524,875
Investments Purchased with Collateral from Securities Lending	5,424,945	—	—	5,424,945
Short-Term Investments:
Money Market Funds	5,109,703	—	—	5,109,703
Investment in Derivatives:
Forward Foreign Currency Contracts*	—	(8,126)	—	(8,126)
Futures Contracts*	766,114	—	—	766,114
Total	$12,835,162	$539,527,388	$—	$552,362,550
*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2020

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,349,372.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2.

(11)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.